Provisions for liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Provisions [Abstract]
Summary of Provisions Excluding Post-Retirement Benefits

	Restructuring of existing businesses £m	Employee-related benefits £m	Fox River £m	Other provisions £m	Total £m

1 January 2019	127	33	108	381	649

Differences on exchange	(11)	(1)	–	(17)	(29)

Provided in respect of the year	235	9	–	793	1,037
- in respect of Quebec Class Action	–	–	–	436	436
- in respect of excise dispute in Russia	–	–	–	252	252
- in respect of other	235	9	–	105	349

Utilised during the year	(53)	(13)	(35)	(498)	(599)
- in respect of Quebec Class Action	–	–	–	(436)	(436)
- in respect of other	(53)	(13)	(35)	(62)	(163)

31 December 2019	298	28	73	659	1,058

Analysed on the balance sheet as

– current	203	14	6	447	670

– non-current	95	14	67	212	388

	298	28	73	659	1,058

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	Other provisions £m	Total £m

1 January 2018	158	40	138	417	753

Differences on exchange	–	(3)	–	(15)	(18)

Provided in respect of the year	41	10	–	50	101

Utilised during the year	(72)	(14)	(30)	(71)	(187)

31 December 2018	127	33	108	381	649

Analysed on the balance sheet as

– current	74	17	19	208	318

– non-current	53	16	89	173	331

	127	33	108	381	649